Goodwill and Intangible Assets (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Goodwill [Line Items]
Impairment		$ 41,020
Fair Value input, royalty rate		6.00%
Fair Value Inputs, Discount Rate		16.00%
Impairment of Intangible Assets (Excluding Goodwill)		$ 11,200
Amortizing intangible assets weighted average remaining period for amortization	11 years 10 months 24 days	15 years
Amortization of intangible assets	$ 33,661	$ 31,146	$ 20,011
Shooting Sports
Goodwill [Line Items]
Impairment		41,020
Amortization of intangible assets	6,900	6,900	5,319
Outdoor Products
Goodwill [Line Items]
Impairment		0
Goodwill, Impaired, Accumulated Impairment Loss	47,791
Amortization of intangible assets	$ 26,761	$ 24,246	$ 14,692